Related Party Transactions - Narrative (Details) - Honeywell International Inc - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party, liabilities	$ 9	$ 10
Related party, lease contracts	$ 7	$ 7